RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Salaries	$499,160	$504,099	$1,505,341	$1,472,296
Share-based payments (1)	493,952	351,751	1,386,341	1,223,152
Total	$993,112	$855,850	$2,891,682	$2,695,448

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various periods as calculated using the Black-Scholes model.